SUBSEQUENT EVENTS (Details) - 10K $ / shares in Units, $ in Thousands	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 30, 2024	Jan. 29, 2024	Apr. 21, 2023	Jul. 31, 2022 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2018 $ / shares shares
Subsequent Event [Line Items]
Reverse stock split ratio			0.14290	0.0333
Number of shares called by warrants (in shares)					12	189	277
Warrant exercise price (in usd per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01
Public Offering
Subsequent Event [Line Items]
Sale of stock (in shares)	25,419
Net proceeds from sale of stock | $	$ 4,389
Number of securities issued (in shares)	1
Sale of stock, price per share (in usd per share) | $ / shares	$ 14.30
Prefunded Warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 0.0013
Number of shares called by each warrant	1
Prefunded Warrants | Public Offering
Subsequent Event [Line Items]
Number of warrant shares (in shares)	359,196
Number of shares called by warrants (in shares)	359,196
Number of securities issued (in shares)	1
Series B-1 common warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	5 years
Series B-1 common warrants | Public Offering
Subsequent Event [Line Items]
Number of warrant shares (in shares)	384,615
Number of shares called by warrants (in shares)	384,615
Number of securities issued (in shares)	1
Series B-2 common warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	18 months
Series B-2 common warrants | Public Offering
Subsequent Event [Line Items]
Number of warrant shares (in shares)	384,615
Number of shares called by warrants (in shares)	384,615
Number of securities issued (in shares)	1
Series A-1 Warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split ratio		0.1429	0.14290
Subsequent Event | Public Offering
Subsequent Event [Line Items]
Sale of stock (in shares)	25,419
Net proceeds from sale of stock | $	$ 5,500
Number of securities issued (in shares)	1
Sale of stock, price per share (in usd per share) | $ / shares	$ 14.30
Subsequent Event | Prefunded Warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 0.0013
Number of shares called by each warrant	1
Subsequent Event | Prefunded Warrants | Public Offering
Subsequent Event [Line Items]
Number of warrant shares (in shares)	359,196
Number of shares called by warrants (in shares)	359,196
Number of securities issued (in shares)	1
Subsequent Event | Series B-1 common warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	5 years
Subsequent Event | Series B-1 common warrants | Public Offering
Subsequent Event [Line Items]
Number of warrant shares (in shares)	384,615
Number of shares called by warrants (in shares)	384,615
Number of securities issued (in shares)	1
Subsequent Event | Series B-2 common warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	18 months
Subsequent Event | Series B-2 common warrants | Public Offering
Subsequent Event [Line Items]
Number of warrant shares (in shares)	384,615
Number of shares called by warrants (in shares)	384,615
Number of securities issued (in shares)	1
Subsequent Event | Series A-1 Warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 0.0013